Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
12.	Subsequent Events

The following events occurred after
June 30, 2019:

(a)	In
August 2019,
the Company completed the acquisition of the
four
feeder containerships, owned by affiliates of the Pittas family including the Company’s CEO that was announced in
June 2019
for a consideration that includes a cash payment of
$15
million and issuance of approximately
22,535,210
common shares to the sellers. The Company financed the cash portion of the acquisition price via the arrangement of two
bank loans described below, drawing a total of
$16,167,680
million with the excess amount to be used for general corporate purposes. The cash portion of the acquisition price was used to repay the existing indebtedness of the vessels with the sellers receiving only payment in Euroseas common shares. The common shares issued to the sellers represent approximately
64.3%
of Euroseas’ outstanding common shares. The vessels acquisition transactions were evaluated and approved by a special committee of independent members of the Board of Directors. The four
vessels are the, M/V EM Hydra and the M/V EM Spetses, both
1,700
teu feeder containership built in
2005
and
2007,
respectively, EM Kea, a
3,100
teu feeder containership built in
2007,
and the M/V Diamantis P, a
2,008
teu feeder vessel built in
1998.
On
August 2, 2019,
the Company took delivery of M/V Diamantis P and M/V EM Hydra, and, on
August 7, 2019,
the Company took delivery of M/V EM Spetses and M/V EM Kea.

(b)	On
July 31, 2019,
the Company drew a loan of
$3,667,680
from Piraeus Bank S.A. secured by its newly acquired vessel M/V "Diamantis P". The loan is payable in twelve
equal consecutive quarterly instalments of
$160,460
each, with a balloon payment of
$1,742,160
to be paid together with the last instalment in
July 2022.
The interest rate margin is
3.5%
over LIBOR.

(c)	On
August 5
and
August 8, 2019,
the Company drew a loan of
$12,500,000
from HSBC Bank plc secured by its newly acquired vessels M/V "EM Hydra" (on
August 5, 2019
for
$3.5
million), M/V “EM Kea” and M/V “EM Spetses” (on
August 8, 2019
for
$9.0
million). The loan is payable in
fourteen
equal consecutive quarterly instalments of
$450,000
each, with a balloon payment of
$6,200,000
to be paid together with the last instalment in
February 2023.
The interest rate margin is
2.95%
over LIBOR.